Organization and Summary of Significant Accounting Policies - Organization, Liquidity, and Going Concern (Details) - USD ($) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 08, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Charges associated with the mergers	$ 43,900
Repayments of other debt obligations								$ 735	$ 0	$ 0	$ 1,714	$ 44,750
Total stockholders' deficit		$ (287,774)	$ (349,689)	$ (414,434)	$ (532,845)	$ (604,527)	$ (677,942)	(287,774)	(532,845)	(479,338)	1,824,564	1,604,271	$ 1,321,981
Net loss		82,065	82,886	82,372	94,152	95,720	74,035	247,323	263,907	342,978	249,726	312,109
Net cash used in operating activities								204,201	188,744	261,313	165,690	234,015
Cash and cash equivalents		51,272		200,500				51,272		281,081	63,232
Accumulated Deficit
Product Information [Line Items]
Total stockholders' deficit		2,504,654	2,422,589	2,339,703	2,178,260	2,084,108	1,988,388	$ 2,504,654	$ 2,178,260	2,257,331	1,914,353	1,664,627	$ 1,352,518
Net loss		$ 82,065	$ 82,886	$ 82,372	$ 94,152	$ 95,720	$ 74,035			$ 342,978	$ 249,726	$ 312,109
Principal And Interest
Product Information [Line Items]
Repayments of other debt obligations	276,800
Interest
Product Information [Line Items]
Repayments of other debt obligations	26,800
Reverse Recapitalization
Product Information [Line Items]
Net proceeds	771,300
Charges associated with the mergers	$ 43,900